Debt - Credit Facilities Table (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015
Line of Credit Facility [Line Items]
Outstanding balance	$ 13,460,000	$ 11,649,229	$ 9,205,559
Outstanding balance, current	0	223,500	15,000
2015 Credit Facilities [Member]
Line of Credit Facility [Line Items]
Original facility size		4,600,000		$ 4,600,000
Outstanding balance	0	314,000	845,000
Commitments prepaid or terminated	1,600,000	2,643,867
Letters of credit issued		0
Available commitment		$ 1,642,133
Debt Instrument, Description of Variable Rate Basis		LIBOR or base rate
Debt Instrument, Maturity Date, Description		Earlier of December 31, 2020 or second anniversary of Trains 1 through 5 completion date
2015 Credit Facilities [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%
2015 Credit Facilities [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.30%
2015 Credit Facilities [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%
Working Capital Facility [Member]
Line of Credit Facility [Line Items]
Original facility size	1,200,000	$ 1,200,000
Outstanding balance, current	0	223,500	$ 15,000
Commitments prepaid or terminated		0
Letters of credit issued	377,000	323,677
Available commitment	$ 823,000	$ 652,823
Debt Instrument, Description of Variable Rate Basis	LIBOR or base rate	LIBOR or base rate
Debt Instrument, Maturity Date, Description	December 31, 2020, with various terms for underlying loans	December 31, 2020, with various terms for underlying loans
Working Capital Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%	1.75%
Working Capital Facility [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.75%	0.75%